Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of the Information used in Calculating Basic and Diluted Net Income Per Common Share
The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the years ended December 31, 2025, 2024, and 2023.

	Years Ended December 31,
(in thousands, except per share data)	2025	2024	2023
Basic Net Income Per Common Share:
Net income available to common shareholders	$746,655	$439,557	$507,755
Weighted average common shares outstanding	139,296	144,164	146,115
Net income per common share, basic	$5.36	$3.05	$3.48
Diluted Net Income Per Common Share:
Net income available to common shareholders	$746,655	$439,557	$507,755
Weighted average common shares outstanding	139,296	144,164	146,115
Effect of dilutive outstanding equity-based awards	853	834	619
Weighted average diluted common shares	140,149	144,998	146,734
Net income per common share, diluted	$5.33	$3.03	$3.46